Income Tax (Details 1) - CAD ($)	Jan. 31, 2026	Jan. 31, 2025
Income Tax
Financing fees	$ 4,769	$ 56,306
Convertible debentures	(4,769)	(56,306)
Net deferred tax asset (liability)	$ 0	$ 0